Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Oct. 01, 2021	Apr. 26, 2019
Consolidated Statement of Changes in Stockholders' Equity
Dividends paid, per share	$ 8.21	$ 10